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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
STAR ADVISERS FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

January 31, 1996
DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Star Advisers Fund, containing your portfolio managerOs commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar(tm) for his past record of accomplishment in fund management at Loomis Sayles.**
* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

Sincerely,

          /s/Peter S. Voss    /s/Henry L.P. Schmelzer
          Peter S. Voss       Henry L.P. Schmelzer
          Chairman            President

NEW ENGLAND STAR ADVISERS FUND

INVESTMENT RESULTS THROUGH
DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

NEW ENGLAND STAR ADVISERS FUND

TOTAL RETURNS FOR PERIOD ENDED 12/31/95

CLASS A (INCEPTION 7/7/94)               1 YEAR        SINCE INCEPTION
Net        Asset        Value(1)                                34.36%
27.29%
With Max. Sales Charge(2)                  26.62                 22.32
Lipper Growth Average(5)                   30.79                 22.08

CLASS B (INCEPTION 7/7/94)               1 YEAR        SINCE INCEPTION
Net        Asset        Value(1)                                33.41%
26.38%
With CDSC(3)                               29.41                 24.56
Lipper Growth Average(5)                   30.79                 22.08

CLASS C (INCEPTION 7/7/94)               1 YEAR       SINCE INCEPTION
Net        Asset        Value(1)                                33.39%
26.40%
Lipper Growth Average(5)                   30.79                 22.08

CLASS Y (INCEPTION 11/15/94)*           1 YEAR         SINCE INCEPTION
Net        Asset        Value(1)                                34.77%
27.73%
Lipper Growth Average(5)                   30.79                n/a

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.
*Class Y shares are available only to certain institutional investors. NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge (MSC) performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares. Class Y shares are not subject to a sales charge.
4 Standard & PoorOs 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND STAR ADVISERS FUND

A $10,000 INVESTMENT COMPARED TO STANDARD & POOROS 500(4)
[A chart in the form of a line graph appers here, illustrating the growth of a $10,000 investment in Class A Shares, since New England Star Advisers FundOs inception on 7/7/94, compared to Standard & PoorOs 500(4). The data points from the graph are as follows:]
New England Star Advisers - Net Asset Value/1/

Quarter                                               Amount
-------                                              -------
7-JUL-94                                             $10,000
3Q94                                                 $10,656
4Q94                                                 $10,638
1Q95                                                 $11,240
2Q95                                                 $12,252
3Q95                                                 $13,833
4Q95                                                 $14,293

New England Star Advisers Fund - With Maximum Sales Charge/2/

Quarter                                               Amount
-------                                              -------
7-JUL-94                                              $9,425
3Q94                                                 $10,043
4Q94                                                 $10,026
1Q95                                                 $11,594
2Q95                                                 $11,547
3Q95                                                 $13,038
4Q95                                                 $13,471

S&P 500/4/
Quarter                                               Amount
-------                                              -------
7-JUL-94                                             $10,000
3Q94                                                 $10,489
4Q94                                                 $10,487
1Q95                                                 $11,505
2Q95                                                 $12,599
3Q95                                                 $13,597
4Q95                                                 $14,413


[A chart in the form of a line graph appers here, illustrating the growth of a $10,000 investment in Class B Shares, since New England Star Advisers FundOs inception on 7/7/94, compared to Standard & PoorOs 500(4). The data points from the graph are as follows:]
New England Star Advisers - Net Asset Value/1/
Quarter                                               Amount
-------                                              -------
7-JUL-94                                             $10,000
3Q94                                                 $10,640
4Q94                                                 $10,600
1Q95                                                 $11,176
2Q95                                                 $12,170
3Q95                                                 $13,717
4Q95                                                 $14,145

New England Star Advisers Fund - With Maximum Sales Charge/2/

Quarter                                               Amount
-------                                              -------
7-JUL-94                                             $10,000
3Q94                                                 $10,640
4Q94                                                 $10,600
1Q95                                                 $12,170
2Q95                                                 $13,717
3Q95                                                 $13,742
4Q95

S&P 500/4/
Quarter                                               Amount
-------                                              -------
7-JUL-94                                             $10,000
3Q94                                                 $10,489
4Q94                                                 $10,487
1Q95                                                 $11,505
2Q95                                                 $12,599
3Q95                                                 $13,597
4Q95                                                 $14,413

A $10,000 INVESTMENT COMPARED TO STANDARD & POOROS 5004
[A chart in the form of a line graph appers here, illustrating the growth of a $10,000 investment in Class C Shares, since New England Star Advisers FundOs inception on 7/7/94, compared to Standard & PoorOs 500(4). The data points from the graph are as follows:]
New England Star Advisers - Net Asset Value/1/

Quarter                                               Amount
-------                                              -------
7-JUL-94                                             $10,000
3Q94                                                 $10,640
4Q94                                                 $10,604
1Q95                                                 $11,181
2Q95                                                 $12,166
3Q95                                                 $13,719
4Q95                                                 $14,142

S&P 500/4/
Quarter                                               Amount
-------                                              -------
7-JUL-94                                             $10,000
3Q94                                                 $10,489
4Q94                                                 $10,487
1Q95                                                 $11,505
2Q95                                                 $12,599
3Q95                                                 $13,597
4Q95                                                 $14,413

These illustrations represent past performance and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All Index and Fund performance assumes reinvested distributions. Class Y share performance will be greater than that shown based on differences in inception date, fees and sales charges.

NEW ENGLAND STAR ADVISERS FUND

NEW ENGLAND STAR ADVISERS FUND PERFORMANCE UPDATE
Assets of New England Star Advisers Fund continued to grow throughout 1995 - evidence of the FundOs growing popularity. Although the Fund has been in operation for just over a year and a half, assets now total in excess of $480 million, as of 12/31/95. At the heart of the FundOs broad appeal is its unique investment concept - spreading assets across four distinct investment styles can work to reduce the risk associated with management by a single adviser and increase the opportunity for gain. We think youOll be pleased with your FundOs 1995 performance, and agree that this one-of-a-kind investment strategy has worked well for shareholders.

How Your Fund Performed
Benefiting from healthy corporate earnings and a favorable interest rate environment, your Fund posted strong returns this year. Net asset value returns through December 31, 1995 were 34.36%, 33.41% and 33.39% for Class A, B and C shares, respectively.

The following pages provide many important insights into each of the Star AdvisersO investment activity over the past year. Although each of the four investment managers is committed to a distinctly different set of disciplines, all have the same goal: to seek long-term growth and thereby provide you with the opportunity to reach your future goals.

NEW ENGLAND STAR ADVISERS FUND

STAR ADVISERS FUND
PERFORMANCE UPDATE
Rodney Linafelter, Berger Associates

[PHOTO]
[BERGER ASSOC. ARTWORK]

The year 1995 turned out to be an extraordinary one for growth stock investors. Slow economic growth, low inflation and declining interest rates provided an environment in which many stocks delivered double digit returns.

Over the past twelve months, I continued to favor the traditional growth stock sectors - technology, health care and consumer-related. At mid-year, technology stocks comprised as much as 35% of the portfolio. In anticipation of a correction, however, I reduced these holdings to their current weighting of about 20% - a move which worked to your FundOs advantage as technology stocks took quite a beating at year-end. I remain cautious about technology stocks in the near term
- the sector is currently in the midst of a correction which I believe has further to go - but I remain bullish on technology stocks over the long term.

Over the past year, I also maintained a rather heavy weighting in health care stocks, focusing primarily on long-term care companies and HMOs. However, as legislative questions surrounding Medicare and Medicaid reimbursement rates remained unresolved, I later shifted my focus to medical device and pharmaceutical companies - industries which proved to be top performers in 1995.

Your FundOs assets were also invested in selected consumer stocks, which contributed positively to performance. Although there is much debate over the current attractiveness of the consumer sector, I believe there are always companies and concepts in this sector that are able to do quite well no matter what the economic environment. On the whole, however, I expect the consumer spending cycle to remain somewhat muted in the near future and therefore, to continue to offer limited opportunities.

NEW ENGLAND STAR ADIVSERS FUND
As always, there were one or two sectors outside of the mainstream that offered outstanding upside potential. For example, I began to move assets into the energy sector, specifically into oil field and service companies, during the second half of the year. These stocks, which now represent nearly 12% of the portfolio, helped boost performance, especially at year-end.

Finally, with the wisdom of hindsight, there were a couple of things I would have done differently in 1995. For example, for much of the year, the Fund was underweighted in the financial sector - a sector which on the whole benefited handsomely from falling interest rates. Unfortunately, most stocks in this sector donOt possess the type of earnings predictability that I typically look for. In addition, intermittently throughout the year, I also maintained a rather heavy position in cash - which tended to drag performance somewhat.

I look to 1996 to be a year of continued slow economic growth, low inflation and relatively stable interest rates - an environment which could significantly slow the rate of corporate earnings growth, yet still offer outstanding opportunities for individual stock selection. In fact, historically, our investment style has proven the most effective in this type of environment. IOm confident that my efforts to seek out those companies that can deliver steady, predictable, high earnings growth over time hold potential for success in the months ahead.


LARGEST HOLDINGS, % OF FUNDOS NET ASSETS
------------------------------------------------------
-  SOLECTRON CORP., 0.45% Software manufacturer
-  AMGEN, INC., 0.42% Drug and healthcare manufacturer
-  IDEXX LABS, INC., 0.38% Pharmaceutical manufacturer

NEW ENGLAND STAR ADVISERS FUND

STAR ADVISERS FUND
PERFORMANCE UPDATE
Edward Keely, Founders Asset Management

[PHOTO]
[FOUNDERS ARTWORK]

As I had predicted, 1995 turned out to be the year of the growth stock. The combination of moderate growth, declining interest rates and low inflation - which characterized the economy for much of the year - provided a favorable backdrop for growth-oriented issues.

Technology, telecommunications and computer software - industries which continue to benefit from heavy demand for information technology
- comprised a major portion of the portfolio during the course of the year. For example, I maintained a substantial weighting in semi-conductor stocks, although I reduced this position dramatically - from approximately 15% of Fund assets early on in the year to the current 5% - as the fundamental outlook for many semi-conductor companies began to deteriorate. Assets were then shifted to computer networking companies - a move which contributed significantly to Fund performance.

As we entered the third quarter, the economy began to exhibit signs of slowing that raised concerns about a possible recession. As a result, market focus shifted slightly to more conservative, consistent growth stocks. Accordingly, I began to favor the stocks of large, well-established companies, particularly those in the health care industry
- pharmaceutical, medical device and health care services companies, for example - all of which had outstanding third and fourth quarters. Toward the latter half of the year, I also took positions in selected financial services issues, a move I regret not making earlier as financial stocks in general were top-performers in 1995.

NEW ENGLAND STAR ADVISERS FUND

Over the course of the year, I also continued to avoid heavy cyclicals
- companies in industries whose performance moves from strong to weak along with economic cycles - such as paper, chemicals and automobiles. This strategy proved beneficial as cyclical stocks underperformed growth stocks for much of 1995.

In summation, my investment strategy over the past twelve months was primarily one of individual stock selection. I tried to determine which companies would perform well in a slow-growth environment, and which could meet or beat earnings expectations. To earn a place in the portfolio, a company must meet my basic criteria of 15% or better earnings growth, attractive stock price, and the potential for earnings surprises. Some of my favorites over the past year include:
Maxim, an analog and mixed-signal semi-conductor company; Boston Scientific, a medical device company; Merck & Co., a pharmaceuticals company; as well as the office supply stores, Staples and Office Max. Looking ahead, I expect a continuation of moderate economic growth and low inflation - an environment which has proven quite favorable for the types of stocks in which I invest. I will continue to focus on high quality mid- to large-capitalization growth stocks, and seek out the most attractive issues within that universe. I do not anticipate making major changes to the portfolio in the near term - I believe my portion of the Fund is well-positioned for the months ahead.

Largest Holdings, % of FundOs Net Assets
---------------------------------------------------------------------
-  MAXIM INTEGRATED PRODUCTS, INC., 0.65% Electronic manufacturer
-  FORE SYSTEMS, 0.6% Computer and business equipment manufacturer
-  AT&T CORP., 0.56% Largest telecommunications company

NEW ENGLAND STAR ADVISERS FUND

STAR ADVISERS FUND
PERFORMANCE UPDATE
Warren Lammert, Janus Capital Corporation

[PHOTO]
[JANUS CAPITAL CORPORATION ARTWORK]
The investment environment over the past twelve months was defined most significantly by continued low inflation and an incremental slowing of the U.S. and European economies. And, while the economic slowdown in this country has diminished corporate earnings growth in some sectors, broadly speaking, it has been a powerful driver of increased stock prices as investors have been willing to pay higher prices for companies that can deliver earnings momentum despite slower economic growth.

For example, technology continued to be an important secular story in 1995. Despite evidence of a slowing economy, particularly in the third and fourth quarters, technology spending - both on a business and consumer level - remained strong. I maintained a significant commitment to technology issues over the past twelve months, although I shifted my focus from semi-conductor stocks early on in the year to software and computer networking stocks towards the latter half of the year.

Lower interest rates helped the financial sector as a whole perform especially well in 1995. I held positions in financial services issues throughout the year, gradually increasing the weighting in this sector as I found more and more stocks with attractive risk/reward profiles. Stocks I owned included First Data and Unum, which proved to be solid contributors, while I expect First Interstate and Chase Manhattan Bank - names I added in the fourth quarter - to follow suit. I also bought shares in Fannie Mae (Federal National Mortgage Association) late in the fourth quarter. FNMA, which continues to trade at a reasonable valuation, is currently witnessing a generous expansion of its mortgage portfolio.

Another major theme I pursued over the course of the year was geographic - I made a substantial commitment to European growth stocks in 1995. When selecting stocks for the Fund, my goal was to seek out issues with strong earnings growth potential, selling at reasonable prices. I also look for companies with a solid business concept that can be expanded or those undergoing a potentially profitable transformation in the way they do business. I found many of these types of stocks overseas. In fact, international holdings accounted for nearly one-third of assets throughout the year.

The Fund was also heavily weighted in health care and related issues - pharmaceutical and biotech stocks, for example - which proved to be relatively strong performers in 1995. Finally, there were special situations, outside of the FundOs major themes, which contributed positively to performance. Crown, Cork and Seal in the packaging industry, Hospitality Franchise Systems in the hotel franchising industry, and Century 21 in the real estate industry all boosted performance dramatically.

Near term, I donOt believe that the economy will change much - I expect economic growth to continue at a relatively modest pace and interest rates to remain low. Given this scenario, I believe my current positioning is structured to serve shareholders well.

LARGEST HOLDINGS, % OF FUNDOS NET ASSETS
------------------------------------------------------
-  AMGEN, INC., 1.04% Drug and healthcare manufacturer
-  SAP AG, 0.9% German software applications company
-  CISCO SYSTEMS, INC., 0.88% Computer and business equipment company

NEW ENGLAND STAR ADVISERS

STAR ADVISERS FUND
PERFORMANCE UPDATE

Jeffrey Petherick and Mary Champagne, Loomis, Sayles & Company

[PHOTO]
[PHOTO]
[LOOMIS, SAYLES & CO. ARTWORK]

Equity investors were well rewarded in 1995. Slow economic growth, low inflation and declining interest rates provided the perfect backdrop for rising corporate profits and, in turn, healthy stock market returns.

Market performance, although strong, was somewhat surprising. Smaller companies, which tend to be more niche-oriented, and therefore less sensitive to economic swings, typically fare better than larger companies when the economy begins to slow. This was not the case in 1995, however. Small-cap stocks on the whole lagged large-cap stocks for much of the year for several reasons. Many large-cap stocks delivered double digit returns, making it unnecessary for investors to flee the safety of well-established issues in search of higher earnings growth. In addition, many marginal investors who were hurt with small-cap stocks in 1994 have yet to return to the market. Finally, a large number of initial public offerings in the small-cap market, coupled with a shrinking supply of large-cap issues - the result  of  stock  buy-backs  and corporate  takeovers  -  led  to  an increased  demand  for  larger-cap stocks rather  than  their  smaller counterparts.
Despite the fact that the small-cap market lagged the larger-cap market overall, the smaller companies we owned held their own. Technology stocks, for example, proved to be solid contributors to Fund performance. I was neither dramatically overweighted nor underweighted in this sector, rather I maintained a balanced position throughout the year. This somewhat neutral stance helped your Fund participate in the marketOs upside, yet cushioned your Fund on the downside when technology stocks were badly hit in the latter half of 1995. I also maintained substantial positions in the financial services and health care sectors over the course of the year, while in the second half, I broadened the portfolio to include some energy stocks which helped boost performance dramatically.

I also tended to avoid consumer cyclicals - stocks whose performance moves from strong to weak along with economic cycles - for much of 1995. This strategy worked to your FundOs advantage as industries in this sector - retailing and restaurants, for example - have continued to underperform.

As always, my investment approach is one of individual stock selection: on a stock by stock basis, I seek out those issues that are out of market favor, yet have strong earnings potential. Stocks that were representative of my strategy over the past year include:
Seitel, a producer of seismic charts for the oil and gas industry; DVI Health Services, a financier of large health and medical equipment purchases; and Keystone International, a manufacturer of pumps and valves for a growing international market.

Looking ahead, I expect 1996 to be an even better year overall for small-cap stocks. I anticipate a further drop in interest rates early in the new year which may lead to a pickup in economic activity and improved market performance, especially in the small-cap market.

LARGEST HOLDINGS, % OF FUNDOS NET ASSETS
------------------------------------------------------
-  SOFAMOR/DANEK GROUP, INC., 0.37% Drug and healthcare manufacturer
-  VINTAGE PETROLEUM, 0.37% Gas exploration company
-  REINSURANCE GROUP AMERICA, INC., 0.37% Insurance company

INDUSTRY CONCENTRATIONS REFLECT DIFFERENT MARKET EXPECTATIONS
Diverse strategies and analytical styles focused on the same objective can lead to very different portfolio compositions. Far from canceling each other out, these individual strategies complement one another and lead to greater diversification for better performance potential over time.

TOP INDUSTRY GROUPS BY INVESTMENT ADVISER*
DECEMBER 31, 1995
[A bar chart appears here, illustrating the allocation of each investment adviserOs segment of New England Star Advisers FundOs investment portfolio by top industry groups on December 31, 1995. The percentage of New England Star Advisers FundOs total net assets in each top industry group as of December 31, 1995 is also depicted. The bar chart data is as follows:]
                      Berger  Founders  Janus    Loomis  Star Advisers
                      ------  --------  -----    ------  -------------
TECHNOLOGY              4.2%     10.1%   6.1%      1.3%          21.7%
GENERAL BUSINESS        3.4%      4.4%   6.6%      6.0%          20.4%
CONSUMER BASICS         6.2%      3.1%   4.5%      2.5%          16.3%
FINANCE                 1.1%      2.1%   3.6%      3.6%          10.4%
CASH AND EQUIVALENTS    1.6%      2.5%   1.6%      3.5%           9.2%
ENERGY                  2.4%        0    0.5%      2.1%           5.0%
CONSUMER NON-DURABLES   1.3%      2.2%   0.7%      0.7%           4.9%
BASIC INDUSTRIES          0       0.6%   1.0%      2.3%           3.9%
CAPITAL GOODS           1.0%      0.3%   0.2%      1.5%           3.0%

*  Portfolio composition is subject to change.

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
STAR ADVISERS FUND
DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

COMMON STOCKS-90.2% OF TOTAL NET ASSETS
    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------
           BASIC INDUSTRIES
           -3.9%
           CHEMICALS-1.0%
    10,000 Agrium, Inc.                                     $EE450,000
    26,000 Cambrex Corp.                                     1,075,750
    24,000 IMC Global, Inc.                                    981,000
    33,000 Intertape Polymer
           Group, Inc.                                       1,035,375
    29,000 Learonal, Inc.                                      667,000
    10,000 Potash Corp. of
           Saskatchewan, Inc.                                  708,750
                                                           -----------
                                                             4,917,875
                                                           -----------
           CONTAINERS & GLASS
           -0.8%
    91,575 Crown Cork &
           Seal, Inc. (c)                                    3,823,258
                                                           -----------
           ELECTRIC-0.1%
    40,400 Gasonics International
           Corp.                                               545,400
                                                           -----------
           MINING-0.2%
    25,900 Cleveland Cliffs, Inc.                            1,061,900
                                                           -----------
           MISCELLANEOUS
           -0.5%
    35,000 Case Corp. .                                      1,601,250
    32,700 Greenfield Inds., Inc.                            1,021,875
                                                           -----------
                                                             2,623,125
                                                           -----------
           NON-FERROUS METALS
           -0.2%
    24,300 Wolverine Tube, Inc.                                911,250
                                                           -----------
           PAPER-0.5%
    26,950 Alco Standard Corp.                               1,229,594
    61,800 Caraustar Inds., Inc.                             1,236,000
     1,725 James River Corp.                                    41,615
                                                           -----------
                                                             2,507,209
                                                           -----------
           STEEL-0.6%
    61,550 Citation Corp.                                      738,600
    35,700 Quanex Corp. (c)                                    691,688
    90,400 Republic Engineered
           Steels Inc.                                         418,100
   143,600 UNR Inds, Inc.                                    1,238,550
                                                           -----------
                                                             3,086,938
                                                           -----------

           TOTAL BASIC
           INDUSTRIES                                      $19,476,955
                                                           -----------
           CONSUMER BASICS
           -16.3%
           DRUGS & HEALTH CARE
           -14.9%
   146,675 Amgen, Inc. (c).                                  8,708,828
    55,000 Apria Healthcare
           Group, Inc.                                       1,553,750
    15,000 Astra AB Series A                                   598,672
    21,000 Astra AB Series B                                   831,815
     8,000 Baxter International,
           Inc. .                                              335,000
    60,100 Biochem Pharm, Inc.                               2,411,512
    17,000 Biogen, Inc.                                      1,045,500
    65,000 Columbia / HCA
           Healthcare Corp.                                  3,298,750
    60,350 Community Health
           Systems, Inc.                                     2,149,969
    44,550 Conmed Corp.                                      1,113,750
   100,000 Curative Technologies,
      Inc. 1,425,000
    30,000 Elan PLC                                          1,458,750
    15,000 Envoy Corp. New                                     259,688
    12,000 Genzyme Corp.                                       748,500
    85,512 Grancare, Inc.                                    1,239,924
     4,800 Grupo Casa Autrey
           S A De C V ADR (d)                                   65,538
    76,300 Health Images, Inc.                                 553,175
    65,000 Health Management
           Associates                                        1,698,125
    22,800 Healthplan Services Corp.                           570,000
    52,100 Healthsource, Inc. (c)                            1,875,600
    65,000 Healthsouth
           Rehabilitation                                    1,893,125
    65,000 Horizon Healthcare Corp.                          1,641,250
    23,100 Horizon Mental Health
           Management, Inc.                                    384,037
    40,000 Idexx Labs, Inc. (c)                              1,880,000
    14,500 Johnson & Johnson                                 1,241,562
    34,100 Lilly Eli & Company                               1,918,125
    60,000 Lincare Hldgs. Inc.                               1,500,000
     9,625 Lunar Corp. (c)                                     264,687
    28,000 Luxottica Group
           SPA (ADR) (d)                                     1,638,000


PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------
           DRUGS & HEALTH CARE
           -continued
    18,550 Manor Care, Inc.                                   $649,250
    39,000 Medisense, Inc.                                   1,233,375
    26,800 Medpartners /
           Mullikin, Inc.                                      884,400
    17,000 Medtronic, Inc.                                     949,875
    51,000 Merck & Co., Inc.                                 3,353,250
     4,450 Nellcor Puritan
           Bennett, Inc.                                       258,100
    26,075 Oxford Health Plans, Inc.                         1,926,291
    32,975 Pacificare Health
           Systems, Inc.                                     2,868,825
    75,275 Pfizer, Inc.                                      4,742,325
   110,300 Regency Health
           Services                                          1,116,787
    36,200 Sierra Health
           Services, Inc.                                    1,149,350
    33,616 Smithkline Beecham
           (ADR) (d)                                           370,669
    64,800 Sofamor/Danek
           Group, Inc.                                       1,838,700
    38,700 Total Renal Care
           Hldgs., Inc.                                      1,141,650
    25,000 United Healthcare
           Corp.                                             1,637,500
   138,050 Vidamed, Inc                                      1,311,475
    28,675 Warner Lambert Co.                                2,785,059
    25,000 Watson Pharmaceuticals,
           Inc.                                              1,225,000
                                                           -----------
                                                            73,744,513
                                                           -----------
           FOOD & BEVERAGES
           -0.5%
    16,506 Cultor OY Series 2                                  683,101
    25,296 Huhtamaki OY                                        610,678
    23,000 Universal Foods
           Corp. (c)                                           922,875
                                                           -----------
                                                             2,216,654
                                                           -----------
           HOUSEHOLD PRODUCTS
           -0.9%
    45,000 Black & Decker Corp.                              1,586,250
    14,827 Cultor OY Series 1                                  613,616
    22,000 Stanley Works                                     1,133,000
    89,450 United States Can Corp.                           1,207,575
                                                           -----------
                                                             4,540,441
                                                           -----------
           Total Consumer
           Basics                                          $80,501,608
                                                           -----------
           CONSUMER DURABLE
           GOODS-2.1%
           AUTO PARTS-0.5%
    30,000 Lear Seating Corp.                                  870,000
    80,000 Masland Corp.                                     1,120,000
    33,600 Walbro Corp.                                        604,800
                                                           -----------
                                                             2,594,800
                                                           -----------
           AUTOMOTIVE-0.6%
    30,000 Chrysler Corp.                                    1,661,250
    45,000 Elsag Bailey Process
  Auto NV  1,209,375
     2,000 Tower Automotive, Inc.                               35,000
                                                           -----------
                                                             2,905,625
                                                           -----------
           HOUSEHOLD
            APPLIANCES & HOME
            FURNISHINGS-1.0%
    22,995 Harman International
           Inds., Inc. New                                     922,674
     8,075 Industrie Natuzzi Spa                               366,403
    47,925 Singer Co. N V                                    1,335,909
    19,757 Thorn EMI                                           465,313
    52,700 Toro Co.                                          1,732,513
                                                           -----------
                                                             4,822,812
                                                           -----------
           Total Consumer
           Durable Goods                                    10,323,237
                                                           -----------
           CAPITAL GOODS
           -3.0%
           AGRICULTURAL
           MACHINERY
           -0.2%
    22,600 Aptargroup, Inc.                                    844,675
                                                           -----------
           BUILDING CONSTRUCTION
           -0.4%
    32,700 Brady W H Co.                                       882,900
    50,900 Crossmann
           Communities, Inc.                                   954,375
                                                           -----------
                                                             1,837,275
                                                           -----------

PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------

           CONSTRUCTION-0.2%
    41,400 CDI Corp.                                          $745,200
                                                           -----------
           Electric-1.1%
    55,575 Boston Scientific
           Corp. (c)                                         2,723,175
     9,575 Coherent, Inc.                                      387,788
    58,225 Gelman Sciences, Inc.                             1,470,181
     6,700 Novellus Systems, Inc.                              361,800
    46,000 Woodhead Industries                                 655,500
                                                           -----------
                                                             5,598,444
                                                           -----------
           INDUSTRIAL MACHINERY
     -0.8%
     6,100 Cognex Corp.                                        211,975
    34,500 Hardinge Brothers, Inc.                             897,000
    65,700 Keystone International,
           Inc.                                              1,314,000
    30,000 Thermo Electron Corp.                             1,560,000
                                                           -----------
                                                             3,982,975
                                                           -----------
           MISCELLANEOUS-0.1%
    20,000 Roper Industries                                    735,000
                                                           -----------
           POLLUTION CONTROL
           -0.2%
    30,200 United Waste Systems,
           Inc.                                              1,124,950
                                                           -----------
           Total Capital Goods
                                                            14,868,519
                                                           -----------
           CONSUMER
           NON-DURABLES
           -4.9%
           APPAREL & TEXTILES
           -1.7%
     5,000 Adidas AG                                           264,552
    11,275 Baby Superstore, Inc.                               642,675
    70,000 Donnkenney , Inc.                                 1,268,750
    30,000 Fila Hldgs. SPA
           ADR (d)                                           1,365,000
    34,650 Gucci Group N V                                   1,347,019
    33,400 Jones Apparel Group,
           Inc.                                              1,315,125
    20,000 Talbots, Inc.                                       575,000
    40,000 Tommy Hilfiger Corp.                              1,695,000
                                                           -----------
                                                             8,473,121
                                                           -----------
           PHOTOGRAPHY-0.4%
    31,500 Eastman Kodak
           Company                                          $2,110,500
                                                           -----------
           RETAIL-2.7%
    89,400 Cato Corp. New                                      692,850
     6,200 Claire S Stores, Inc.                               109,275
    89,200 Cole National Corp.                               1,237,650
    70,000 Federated Department
           Stores, Inc. (c)                                  1,925,000
    17,000 Gap, Inc.                                           714,000
    59,600 Haverty Furniture Cos.,
           Inc.                                                826,950
    27,000 Home Depot, Inc.                                  1,292,625
    15,000 Kohls Corp.                                         787,500
    15,000 The Limited, Inc.                                   260,625
    30,000 Nine West Group, Inc.                             1,125,000
    61,900 Peoplesoft, Inc.                                  2,661,700
    39,000 Sears, Roebuck and
           Co.                                               1,521,000
                                                           -----------
                                                            13,154,175
                                                           -----------
           TOYS & AMUSEMENTS
           -0.1%
    12,400 Coleman Co., Inc.                                   435,550
                                                           -----------
           Total Consumer Non-
           Durables                                         24,173,346
                                                           -----------
           CONSUMER SERVICES
           -1.5%
           Air Travel-0.3%
     9,000 Delta Air Lines, Inc.                               664,875
   115,000 Singapore Airlines                                1,073,171
                                                           -----------
                                                             1,738,046
                                                           -----------
           HOTELS & RESTAURANTS
           -1.1%
     8,600 La Quinta Inns, Inc.                                235,425
    25,000 Marriot International,
           Inc.                                                956,250
    34,000 McDonalds Corp.                                   1,534,250
    77,000 Mirage Resorts, Inc.                              2,656,500
                                                           -----------
                                                             5,382,425
                                                           -----------
           LEISURE TIME-0.1%
    34,800 Supertel Hospitality                                348,000
                                                           -----------
           Total Consumer
           Services                                          7,468,471
                                                           -----------

PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------
           ENERGY-5.0%
           DOMESTIC OIL-0.7%
    60,600 Cross Timbers Oil Co.                            $1,068,075
    15,929 Freeport McMoRan, Inc.                              589,373
    84,600 Lomak Petroleum, Inc.                               824,850
     9,000 Mobil Corp.                                       1,008,000
                                                           -----------
                                                             3,490,298
                                                           -----------
           GAS EXPLORATION-1.8%
    16,000 Apache Corp.                                        472,000
    36,600 Barrett Resources Corp.                           1,075,125
    78,425 Belden and Blake Corp.                            1,372,437
    50,000 BJ Services Co.                                   1,450,000
    13,200 Global Industries, Inc.                             396,000
    50,000 Sonat Offshore Drilling,
           Inc.                                              2,237,500
    81,000 Vintage Petroleum, Inc.                           1,822,500
                                                           -----------
                                                             8,825,562
                                                           -----------
           PETROLEUM SERVICES
           -2.5%
    81,000 Baker Hughes, Inc.                                1,974,375
    50,000 Dresser Inds., Inc. (c)                           1,218,750
    28,000 Halliburton Co.                                   1,417,500
    30,000 Petroleum Geo Services
           (ADR) (d)                                           750,000
    86,600 Pride Petroleum
           Services, Inc.                                      920,125
    22,000 Schlumberger Ltd.                                 1,523,500
    50,300 Seitel, Inc.                                      1,779,363
    31,000 Western Atlas, Inc.                               1,565,500
    81,150 World Fuel Services
           Corp.                                             1,288,256
                                                           -----------
                                                            12,437,369
                                                           -----------
           Total Energy                                     24,753,229
                                                           -----------
           FINANCE-10.4%
           BANKS-2.5%
    37,150 Bank of New York, Inc.                            1,811,063
    11,000 Bankers Trust New York
           Corp.                                               731,500
    49,450 Chase Manhattan
           Corp. (c)                                         2,997,906
    15,425 Citicorp                                          1,037,331
    45,000 First Commonwealth, Inc.                          1,170,000

           BANKS-(CONTINUED)
    26,225 First Interstate Bancorp                       $  3,579,713
     7,000 Morgan J P & Company,
           Inc.                                                561,750
    22,000 PNC Bank Corp.                                      709,500
                                                           -----------
                                                            12,598,763
                                                           -----------
           FINANCIAL SERVICES
           -2.9%
    45,200 Charter One Financial, Inc.                       1,384,250
    26,500 Cityscape Financial
           Corp.                                               549,875
    27,850 Commercial Federal
           Corp.                                             1,051,338
    68,800 DVI, Inc.                                           963,200
    17,000 Federal Home Loan
           Mortgage Corp.                                    1,419,500
    35,450 Federal National
           Mortgage Assn.                                    4,400,231
    18,000 First USA, Inc.                                     798,750
    45,950 Imperial Credit
           Inds., Inc.                                         999,413
     1,605 Investors Financial
           Services Corp.                                       33,304
    11,375 Merrill Lynch &
           Company, Inc.                                       580,125
     8,225 North American
           Mortgage Co.                                        174,781
    85,000 Peregrine Investment                                109,926
    15,000 Salomon, Inc.                                       532,500
     5,577 Securitas AB                                        264,583
    66,500 WFS Financial, Inc.                               1,296,750
                                                           -----------
                                                            14,558,526
                                                           -----------
           INSURANCE-2.9%
    50,500 Capital RE Corp.                                  1,552,875
     7,500 Chubb Corp.                                         725,625
    25,000 Conseco, Inc.                                     1,565,625
    16,800 Meadowbrook
           Insurance Group,
           Inc.                                                562,800
    41,100 Protective Life Corp. (c)                         1,284,375
   100,000 Prudential Reinsurance
           Hlds, Inc.                                        2,337,500

PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------
           INSURANCE-(CONTINUED)
    50,500 Reinsurance Group
           America, Inc.                                    $1,849,562
    30,700 Triad Guaranty, Inc.                                813,550
    37,475 Unum Corp. (c)                                    2,061,125
    90,000 USF&G Corp.                                       1,518,750
                                                           -----------
                                                            14,271,787
                                                           -----------
           INVESTMENT
           COMPANIES-1.7%
    43,600 Allied Group, Inc.                                1,569,600
    81,400 Capstone Capital Corp.                            1,556,775
    29,850 Eaton Vance Corp.
           (non voting)                                        843,262
    88,383 Kinnevik Investment
           Series B                                          2,762,094
    62,500 Waterhouse Investor
           Services, Inc.                                    1,546,875
                                                           -----------
                                                             8,278,606
                                                           -----------
           SAVINGS AND
           LOAN-0.4%
    38,950 First Financial Corp.                               895,850
    42,500 First Svgs Bank
           Washington Bancorp
           Inc.                                                557,812
    23,425 Glendale Federal Bank
           Federal Svgs Bank
           California                                          409,938
                                                           -----------
                                                             1,863,600
                                                           -----------
           Total Finance                                    51,571,282
                                                           -----------
           GENERAL BUSINESS
           -20.4%
           BROADCASTING-1.1%
     8,650 Central European
           Media Ent. Ltd.                                     177,325
    17,500 Gaylord
           Entertainment Co.                                   485,625
    46,500 Infinity Broadcasting
           Corp.                                             1,732,125
    31,225 Macromedia, Inc.                                  1,631,506
    29,950 Telecomunicacoes
           Brasileras (ADR)(d)                               1,418,881
                                                           -----------
                                                             5,445,462
                                                           -----------
           BUSINESS SERVICES-6.7%
    30,000 America Online, Inc.                             $1,125,000
    20,600 Analysts International
           Corp. (c)                                           618,000
    32,250 Banta Corp.                                       1,419,000
    35,000 Block H & R, Inc.                                 1,417,500
    30,675 Boca Research, Inc.                                 812,888
    24,700 Cort Business Services
           Corp.                                               407,550
    80,825 CUC International, Inc.                           2,758,153
    58,414 First Data Corp.                                  3,906,436
    10,950 General Motors Corp.,
           Class E                                             569,400
    24,100 Global Directmail Corp.                             662,750
    50,000 Gtech Hldgs. Corp.                                1,300,000
    31,500 MDL Information
           Systems, Inc.                                       724,500
    64,134 Nokia AB OY Series A                              2,521,477
    57,600 Nokia Corp. (ADR) (d)                             2,239,200
        23 NTT Data Comms
           Systems                                             772,978
     6,800 Olsten Corp.                                        268,600
    39,515 SAP AG                                            5,977,522
    30,000 SPS Transaction
           Services, Inc.                                      888,750
    15,400 SPSS, Inc.                                          300,300
    44,275 Stratacom, Inc.                                   3,254,212
    32,900 Strattec Security Corp.                             583,975
    22,700 Zilog, Inc.                                         831,388
                                                           -----------
                                                            33,359,579
                                                           -----------
           COMMUNICATION
           SERVICES-3.2%
     3,933 Arch Communications
           Group, Inc.                                          94,392
    43,000 AT & T Corp.                                      2,784,250
     9,950 Comnet Cellular, Inc.                               287,306
    39,600 Davel Communications
     Group 534,600
    32,900 Heartland Wireless
           Communications,
           Inc.                                                978,775
    15,602 Korea Mobile
           Telecomm Corp.
           (GDR) 144A (f) (g)                                  694,289
    19,550 Millicom International
           Cellular S A                                        596,275
     6,675 Mobilemedia Corp.                                   148,519

PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------
           COMMUNICATION
            SERVICES-(CONTINUED)
    40,000 New World
           Communications                                     $700,000
   238,825 Paging Network,
           Inc.                                              5,821,359
    53,050 Premisys
           Communications,
           Inc.                                              2,970,800
   161,156 Telecom Italia                                      283,625
                                                           -----------
                                                            15,894,190
                                                           -----------
           COMPUTERS &
           BUSINESS EQUIPMENT
           -0.1%
     7,375 ITI Technologies, Inc.                              219,406
                                                           -----------
           Drugs & Health Care
           -0.1%
    15,950 ARV Assisted Living
           Inc.                                                187,413
                                                           -----------
           MISCELLANEOUS
           -6.4%
    20,325 American Standard
           Cos., Inc.                                          569,100
    22,400 Amerin Corp.                                        599,200
    47,667 ARN Mondadori Edit                                  413,001
    38,500 Borders Group, Inc.                                 712,250
    27,800 Bush Boake Allen, Inc.                              761,025
    21,100 Business Objects S A
           (ADR) (d)                                         1,020,713
    31,200 Career Horizons, Inc.                             1,053,000
       917 Catena                                                7,182
    13,950 Ciber, Inc.                                         326,081
    97,700 Congoleum Corp. New                               1,050,275
    17,000 Corestaff, Inc.                                     620,500
    70,275 Corvita Corp.                                       729,103
    17,500 Cytec Industries, Inc.                            1,091,563
     9,450 Daig Corp.                                          217,350
     8,424 Elkjop                                              208,801
    81,700 Giant Cement Holding,
           Inc.                                                939,550
   149,500 Griffon Corp.                                     1,345,500
    84,000 Guidant Corp.                                     3,549,000
    81,075 HFS, Inc.                                         6,627,881
    20,121 Hunter Douglas NV                                   932,886
    79,800 Inbrand Corp.                                     1,316,700
           MISCELLANEOUS
         - (CONTINUED)
     1,561 Metra AB A                                          $64,243
    25,006 Metra AB B                                        1,029,125
    38,160 Nordictel Hldgs. AB                                 390,813
   101,800 Numerex Corp.                                       661,700
   336,615 Rottneros Bruk AB                                   354,881
    30,000 Sync Research, Inc.                               1,357,500
    15,000 Valmet                                              375,914
    94,921 Worldcom, Inc.                                    3,345,965
                                                           -----------
                                                            31,670,802
                                                           -----------
           NEWSPAPERS-0.2%
    50,000 News Corp. Ltd.
           (ADR) (d)                                         1,068,750
                                                           -----------
           OFFICE FURNISHINGS &
           SUPPLIES-0.8%
    78,400 Office Max, Inc.                                  1,754,200
    40,000 Staples, Inc.                                       975,000
    25,000 Viking Office Products,
           Inc.                                              1,162,500
                                                           -----------
                                                             3,891,700
                                                           -----------
           PUBLISHING-0.6%
    50,000 Citic Pacific, Ltd.                                 171,031
    29,500 Houghton Mifflin Co.                              1,268,500
    16,500 Insilco Corp.                                       525,938
    30,000 Time Warner, Inc.                                 1,136,250
                                                           -----------
                                                             3,101,719
                                                           -----------
           REAL ESTATE-1.2%
    75,000 Chateau Properties,
           Inc.                                              1,687,500
    57,050 HGI Reality, Inc.                                 1,305,019
    72,000 Liberty Property                                  1,494,000
    53,900 Patriot American
           Hospitality, Inc.                                 1,387,925
                                                           -----------
                                                             5,874,444
                                                           -----------
           Total General
           Business                                        100,713,465
                                                           -----------
           TECHNOLOGY-21.7%
           AEROSPACE-1.9%
    45,000 Boeing Co.                                        3,526,875
    19,000 Computer Sciences
           Corp.                                             1,334,750

PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------
           AEROSPACE
           -(CONTINUED)
    16,000 Lockheed Martin Corp.                            $1,264,000
    22,000 McDonnell Douglas
           Corp.                                             2,024,000
    67,500 Whittaker Corp.                                   1,468,125
                                                           -----------
                                                             9,617,750
                                                           -----------
           COMPUTERS & BUSINESS
           EQUIPMENT-7.4%
    57,575 Ascend Communications,
           Inc.                                              4,670,772
    97,500 Bay Networks, Inc.                                4,009,688
    20,500 Cabletron Systems,
           Inc. (c)                                          1,660,500
   104,500 Cisco Systems, Inc.                               7,798,312
    36,400 Control Data Systems,
           Inc.                                                714,350
    62,800 Digital Equipment
           Corp. (c)                                         4,027,050
    90,000 EMC Corp.                                         1,383,750
    50,000 Fore Systems                                      2,975,000
     5,575 Hewlett Packard Co.                                 466,906
    11,000 International Business
           Machines                                          1,009,250
    18,275 Keane, Inc.                                         404,334
    47,500 Madge N V                                         2,125,625
    17,975 Seagate Technology                                  853,813
     6,700 Secure Computing
           Corp.                                               375,200
    30,000 Stratus Computer, Inc.                            1,038,750
    25,150 Sun Microsystems,
           Inc.                                              1,147,469
    15,725 Xerox Corp.                                       2,154,325
                                                           -----------
                                                            36,815,094
                                                           -----------
           ELECTRONICS--7.2%
    36,050 Altera Corp.                                      1,793,487
    27,100 Amphenol Corp.                                      657,175
   110,975 Analog Devices, Inc.                              3,925,741
    15,000 Applied Magnetics
           Corp.                                               279,375
    17,450 BDM International, Inc.                             506,050
    16,500 Burr Brown                                          420,750
    45,175 Comverse Technology,
           Inc.                                                903,500

           ELECTRONICS (CONTINUED)
     2,700 Dallas Semiconductor
           Corp.                                               $56,025
    81,800 Dynatech Corp.                                    1,390,600
    75,000 ECI Telecom Ltd.                                  1,710,937
    21,000 Electronics For Imaging,
           Inc.                                                918,750
    18,175 Fulcrum Technologies,
           Inc.                                                590,688
    10,000 General Instrument
           Corp.                                               233,750
     8,525 Glenayre Technologies,
           Inc.                                                530,681
    30,000 Input/Output, Inc.                                1,732,500
    25,000 Intel Corp.                                       1,418,750
    30,000 Intelcom Group, Inc.                                371,250
    45,000 Lernout & Hauspie
           Speech Prods.                                     1,260,000
    27,500 LSI Logic Corp. (c)                                 900,625
    84,000 Maxim Integrated
           Products, Inc.                                    3,234,000
    12,000 Motorola, Inc.                                      684,000
    35,000 Newbridge Networks
           Corp.                                             1,448,125
   122,650 Picturetel Corp.                                  5,289,281
    25,725 Pittway Corp.                                     1,742,869
    30,000 SCI Systems, Inc.                                   930,000
    17,000 Tektronix, Inc.                                     835,125
    31,800 Unitrode Corp.                                      898,350
    38,500 Xilinx, Inc. (c)                                  1,174,250
                                                           -----------
                                                            35,836,634
                                                           -----------
           MISCELLANEOUS-0.7%
    36,925 United States Robotics
           Corp.                                             3,240,169
                                                           -----------
           SOFTWARE-4.5%
    36,825 ADAM Software,
           Inc.                                                239,363
    43,000 Cadence Design Systems
           Inc.                                              1,806,000
    59,975 Computer Associates
           International, Inc.                               3,411,078
    35,000 Datalogix International,
           Inc.                                                441,875
    15,000 HBO and Co.                                       1,149,375

PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES DESCRIPTION                                        VALUE(A)
----------------------------------------------------------------------
           SOFTWARE-CONTINUED
    40,550 Informix Corp.                                   $1,216,500
    12,650 Intuit                                              986,700
     5,500 McAfee Assocs, Inc.                                 241,312
    25,000 Micro Warehouse, Inc.                             1,081,250
     8,000 Microsoft Corp. (c)                                 702,000
   130,000 Novell Inc. (c)                                   1,852,500
    62,000 Oracle Systems Corp. (c)                          2,627,250
    35,000 Parametric Technology
           Corp.                                             2,327,500
    50,000 Solectron Corp.                                   2,206,250
    10,100 Sterling Software, Inc.                             629,987
    42,000 Symantec Corp.                                      976,500
     9,325 Vantive Corp.                                       209,813
                                                           -----------
                                                            22,105,253
                                                           -----------
           Total Technology                                107,614,900
                                                           -----------
           TRANSPORTATION-1.0%
           RAILROADS & EQUIPMENT
           -0.2%
    40,500 ABC Rail Products
           Corp.                                               896,062
                                                           -----------
           TRUCKING & FREIGHT
           -0.8%
    77,200 Harper Group, Inc.                                1,370,300
    45,000 Tidewater, Inc.                                   1,417,500
    66,000 TNT Freightways
           Corp.                                             1,328,250
                                                           -----------
                                                             4,116,050
                                                           -----------
           Total Transportation                              5,012,112
                                                           -----------
           Total Common Stocks
           (Identified Cost
           $376,256,885)                                   446,477,124
                                                           -----------
SHORT TERM                                            INVESTMENTS 9.2%
FACE AMOUNT                                                DESCRIPTION     VALUE(A)
-----------                                                -----------     --------
$12,775,000                           Repurchase agreement with State
           Street Bank & Trust Company dated
           12/29/95 at 5.000% to be
           repurchased at $12,782,097 on
           1/02/96 collateralized by
           $11,165,000 U.S. Treasury Note
           8.750% due 8/15/00 valued at
           $13,055,593                                     $12,775,000
 5,827,462 Associates Corp. North
           America 5.950%
           1/02/96                                           5,827,462
 5,800,000 Chevron Oil Finance
           Company 5.750%
           1/02/96                                           5,800,000
 5,600,000 Exxon Asset Management
           5.550% 1/02/96                                    5,600,000
 6,100,000 Ford Motor Credit Co.
           5.750% 1/02/96                                    6,099,026
 2,000,000 Federal Home
           Loan Bank Consolidated
           Discount Note 5.400%
           2/27/96                                           1,982,900
 6,700,000 United States Treasury
           Bills 5.280%
           1/11/96                                           6,690,247
   800,000 United States Treasury
           Bills 4.820%
           2/08/96                                             795,930
                                                           -----------
           TOTAL SHORT TERM
           INVESTMENTS
           (Identified Cost
           $45,570,565)                                     45,570,565
                                                           -----------

           Total Investments-99.4%
           (Identified Cost
           $421,827,450)                                   492,047,689
           Cash, receivables and
           other assets (e)                                  9,233,746
           Liabilities                                     (6,426,991)
                                                           -----------
           Total Net Assets-
           100%                                           $494,854,444
                                                           -----------
                                                           -----------

FORWARD CURRENCY CONTRACTS OUTSTANDING
AT DECEMBER 31, 1995

                                      LOCAL AGGREGATE             UNREALIZED
                       DELIVERY    CURRENCY      FACE     TOTAL APPRECIATION/
                           DATE      AMOUNT     VALUE     VALUE(DEPRECIATION)
                    -----------     -------    ------     -----      --------
British Pounds (bought)03/28/96     325,000  $514,377  $503,659     $(10,718)
British Pounds (sold)  03/28/96     497,000   780,290   770,211        10,079
British Pounds (sold)  03/28/96     272,000   415,344   421,524       (6,180)
Deutsch Mark (bought)  01/11/96     800,000   556,057   558,079         2,022
Deutsch Mark (sold)    01/11/96   2,874,000 2,075,240 2,004,898        70,342
Deutsch Mark (sold)    02/08/96     953,000   682,518   665,759        16,759
Deutsch Mark (sold)    02/12/96     201,000   143,967   140,442         3,525
Deutsch Mark (sold)    06/13/96   1,700,000 1,184,875 1,194,824       (9,949)
Finnish Marka (bought) 01/11/96   2,000,000   465,202   460,106       (5,096)
Finnish Marka (sold)   01/11/96   7,756,000 1,804,560 1,784,292        20,268
Finnish Marka (sold)   01/25/96     260,000    60,465    59,852           613
Finnish Marka (sold)   02/08/96   3,745,000   886,663   862,572        24,091
Finnish Marka (bought) 02/12/96   4,200,000   965,695   967,511         1,816
Finnish Marka (sold)   02/12/96  11,199,000 2,646,579 2,579,799        66,780
Finnish Marka (bought) 03/28/96   2,024,000   485,873   467,025      (18,848)
Finnish Marka (sold)   03/28/96   2,024,000   466,897   467,025         (128)
French Franc (bought)  03/28/96     200,000    39,956    40,900           944
French Franc (bought)  03/28/96     150,000    30,333    30,675           342
French Franc (bought)  03/28/96   1,000,000   203,214   204,502         1,288
French Franc (bought)  03/28/96     466,000    94,236    95,298         1,062
French Franc (sold)    03/28/96   1,816,000   369,444   371,376       (1,932)
Japanese Yen (sold)    02/08/96  15,000,000   149,120   146,129         2,991
Japanese Yen (bought)  03/14/96  50,000,000   509,450   489,464      (19,986)
Japanese Yen (bought)  03/14/96  18,000,000   184,733   176,207       (8,526)
Japanese Yen (bought)  03/14/96  53,000,000   532,717   518,832      (13,885)
Japanese Yen (bought)  03/14/96  50,000,000   490,148   489,464         (684)
Japanese Yen (sold)    03/14/96 145,000,000 1,493,844 1,419,447        74,397
Japanese Yen (sold)    03/14/96  50,000,000   509,191   489,464        19,727
Japanese Yen (sold)    03/14/96  15,000,000   150,090   146,839         3,251
Swedish Krona (bought) 01/11/96   3,800,000   571,085   571,671           586
Swedish Krona (bought) 01/11/96   4,000,000   601,612   601,758           146
Swedish Krona (bought) 01/11/96   3,400,000   511,416   511,494            78
Swedish Krona (bought) 01/11/96   5,571,000   836,085   838,099         2,014
Swedish Krona (sold)   01/11/96   9,571,000 1,295,154 1,439,858     (144,704)
Swedish Krona (sold)   01/11/96  11,500,000 1,559,737 1,730,056     (170,319)
Swedish Krona (sold)   01/25/96  10,800,000 1,458,277 1,622,780     (164,503)
Swedish Krona (sold)   03/28/96     156,000    21,766    23,331       (1,565)
                                                                    ---------
                                                                   $(253,902)
                                                                    =========

Investments as of December 31, 1995
[FN]
NOTES
(a)See Note 1a.
(b)Federal Tax Information: At December 31, 1995 the
   net unrealized appreciation on investments based on
   cost of $422,882,866 for federal income tax purposes
   was as follows:
   Aggregate gross unrealized appreciation
   for all investments in which there is an excess
   of value over tax cost                                 $78,360,288
   Aggregate gross unrealized depreciation
   for all investments in which there is
   an excess of tax cost over value                        (9,195,465)
                                                           -----------
   Net unrealized appreciation                             $69,164,823
                                                           ===========
(c)Non-income producing security.
(d)An American Depository Receipt
   (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described.
   The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e)Including deposits in foreign denominated currencies with a value of $26,291 and a cost of $26,209.
(f)Securities exempt from registration under Rule 144A of the Securities Act of 1933.
   These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)Global Depository Receipt

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

ASSETS
Investments at value                                     $492,047,689
Cash                                                           189,354
Foreign cash at value (cost $26,209)                           26,291
Receivable for
Fund shares sold                                            2,790,727
Securities sold                                             5,740,440
Accrued dividends and interest                                349,493
Foreign withholding taxes                                       5,383
Prepaid registration expense                                   15,000
Unamortized organization expense                              117,058
                                                          ------------
                                                          501,281,435
LIABILITIES
Payable for:
Securities purchased               $3,824,118
Open forward currency contracts-net   253,902
Fund shares redeemed                1,039,359
Foreign withholding taxes               3,053
Dividends declared                     99,000
Payable to custodian bank              565,277
Accrued expenses:
Management fees                       427,749
Deferred trusteesO fees                 3,006
Accounting and administrative            4,651
Other expenses                        206,876
                                  ------------
                                                             6,426,991
                                                          ------------
NET ASSETS                                                $494,854,444
                                                          ============

Net Assets consist of
Capital paid in                                          $417,072,348
Accumulated net investment loss                              (134,869)
Accumulated net realized gains                               7,950,547
Unrealized appreciation on investments, forward currency
contracts and foreign currency transactions                 69,966,418
                                                          ------------
NET ASSETS                                                $494,854,444
                                                          ============
Computation of net asset value and offering price:
Net asset value and redemption price
of Class A shares ($223,595,832
divided by 13,322,654 shares of beneficial interest)            $16.78
                                                               =======
Offering price per share (100/94.25 of $16.78)                             $17.80*
                                                               =======
Net asset value and offering price
of Class B shares ($220,017,335
divided by 13,227,545 shares of beneficial interest)          $16.63**
                                                              ========
Net asset value and offering price of Class C shares
 ($45,672,219 divided by 2,743,692 shares
of beneficial interest)                                         $16.65
                                                              ========

Net asset value and offering price of Class Y shares
($5,569,058 divided by 330,910 shares
of beneficial interest)                                         $16.83
                                                              ========
Identified cost of investments                            $421,827,450
                                                          ============

* Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of these amounts.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

INVESTMENT INCOME
Dividends                                                   $2,170,359
Interest                                                     2,931,148
                                                           -----------
                                                          5,101,507(a)
Expenses:
Management fees                              $3,599,730
Service fees-Class A                            404,530
Service and distribution fees-Class B         1,458,476
Service and distribution fees-Class C           327,977
TrusteesO fees and expenses                      23,606
Accounting and administrative                    53,185
Custodian                                       471,807
Transfer agent                                  907,639
Audit and tax services                           45,000
Legal                                            21,572
Printing                                        108,180
Registration                                    109,082
Amortization of organization expenses            31,846
Miscellaneous                                    10,854
                                             ----------
Total expenses                                              7,573,484
                                                          ------------
Net investment loss                                        (2,471,977)
REALIZED and UNREALIZED GAIN (LOSS) on
 INVESTMENTS,
FORWARD CURRENCY CONTRACTS and
FOREIGN CURRENCY TRANSACTIONS
Realized (gain) loss on:
Investments-net                              38,356,367
Foreign currency transactions-net            (741,363)
                                           ------------
Total realized gain on investments,
forward currency contracts
   and foreign currency transactions         37,615,004
                                           ------------
Unrealized appreciation (depreciation) on:
Investments-net                              65,326,880
Forward currency contracts-net                (164,506)
Foreign currency transactions-net             (272,802)
                                           ------------
Total unrealized appreciation on
investments, forward currency contracts and
foreign currency transactions                64,889,572
                                           ------------
Net gain on investment transactions                        102,504,576
                                                          ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $100,032,599
                                                          ============

(a) Net of foreign taxes of $74,932

STAEMENT OF CHANGES IN NET ASSETS

                                   JULY 7, 1994(A)
                                           THROUGH         YEAR ENDED
                                      DECEMBER 31,       DECEMBER 31,
                                              1994               1995
                                      ------------       ------------
FROM OPERATIONS
Net investment income (loss)              $382,549      $ (2,471,977)
Net realized gain (loss) on
investments, forward currency
contracts and foreign currency
transactions                           (1,540,733)         37,615,004
Unrealized appreciation on investments,
forward currency contracts and
foreign currency transactions            5,076,847         64,889,572
                                      ------------       ------------
Increase in net assets from operations   3,918,663        100,032,599
                                      ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A                                  (282,197)                  0
Class B                                   (90,894)                  0
Class C                                   (19,726)                  0
Class Y                                      (748)                  0
Net realized gain on investments
Class A                                   (34,557)       (11,862,707)
Class B                                   (11,131)       (11,362,283)
Class C                                    (2,415)        (2,444,605)
Class Y                                       (92)          (228,886)
                                      ------------       ------------
                                         (441,760)       (25,898,481)
                                      ------------       ------------
Increase in net assets derived from
capital share transactions             180,921,938       236,321,485
                                       -----------        -----------
Total increase in net assets          184,398,841         310,455,603
NET ASSETS
Beginning of the year                            0       184,398,841
                                      ------------       ------------
End of the year                      $184,398,841        $494,854,444
                                      ============       ============
UNDISTRIBUTED/(OVERDISTRIBUTED)
NET INVESTMENT INCOME
Beginning of the year                 $          0        $         0
                                      ------------       ------------
End of the year                       $000,000,000        $ (134,869)
                                      ------------       ------------

(a)  Commencement of operations

FINANCIAL HIGHLIGHTS

                              CLASS A                 CLASS B
                           ----------              ----------
                       JULY 7,                   JULY 7,
                      1994 (A)         YEAR     1994 (A)          YEAR
                       THROUGH        ENDED     THROUGH,        ENDED,
                      DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,
                          1994         1995         1994          1995
                     ---------    ---------    ---------      --------
Net Asset Value,
Beginning of Period     $12.50       $13.25       $12.50        $13.23
                     ---------    ---------    ---------      --------
Income From
Investment Operations
Net Investment Income     0.05         0.00         0.02          0.00
Net Realized and
Unrealized Gain
(Loss) on
Investments               0.75         4.52         0.73          4.39
                     ---------    ---------    ---------      --------
Total From Investment
Operations                0.80         4.52         0.75          4.39
                     ---------    ---------    ---------      --------
Distributions From Net
Investment Income       (0.05)         0.00       (0.02)          0.00
Distributions From
Net Realized Capital
Gains                     0.00       (0.99)         0.00        (0.99)
                     ---------    ---------    ---------      --------
Total Distributions     (0.05)       (0.99)       (0.02)       (0.99))
                     ---------    ---------    ---------      --------
Net Asset Value,
End of Period           $13.25       $16.78       $13.23        $16.63
                        ======       ======       ======        ======
Total Return (%) (c)       6.4         34.4          6.0          33.4
Ratio of Operating
Expenses to Average
 Net Assets (%) (d)    1.94(b)         1.82      2.69(b)          2.57
Ratio of Net Investment
income
(Loss) to Average
Net Assets (%)         1.06(b)        (.33)      0.31(b)        (1.08)
Portfolio Turnover
Rate (%)                   100          142          100           142
Net Assets,
End of Period (000)     $9,218     $223,596      $72,889      $220,017

FINANCIAL HIGHLIGHTS (CONTINUED)

                                CLASS C                   CLASS Y
                            -----------               -----------
                       JULY 7,              NOVEMBER 15,
                      1994 (A)         YEAR     1994 (A)          YEAR
                      THROUGH,        ENDED      THROUGH         ENDED
                      DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,
                          1994         1995         1994          1995

                        $12.50       $13.24       $13.59        $13.24
                     ---------    ---------    ---------      --------


                          0.02         0.00         0.06          0.00



                          0.74         4.40       (0.35)          4.58
                     ---------    ---------    ---------      --------

                          0.76         4.40       (0.29)          4.58
                     ---------    ---------    ---------      --------


                        (0.02)         0.00       (0.06)          0.00


                          0.00       (0.99)         0.00        (0.99)
                     ---------    ---------    ---------      --------
                        (0.02)       (0.99)       (0.06)        (0.99)
                     ---------    ---------    ---------      --------

                        $13.24       $16.65       $13.24        $16.83
                       =======    =========    =========      ========
                           6.0         33.4        (2.1)          34.8


                       2.69(b)         2.57      1.79(b)          1.57



Net Assets (%)         0.31(b)       (1.08)      2.26(b)        (0.08)

                           100          142          100           142

                       $20,096      $45,672         $196        $5,569

(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c) A sales charge of 5.75% maximum was not reflected in Class A total return calculations. Periods less than one year are not annualized.
(d) The Manager agreed to voluntarily reduce the management fee to an annual rate of 1.00%, and the Advisers agreed to reduce their advisory fee to the annual rate of 0.50%, until December 31,
     1994.   The  ratio  of  operating  expenses  to  average  net  assets   for
     Class   A,   B,   C,  and  Y  without  giving  effect  to   the   voluntary
     expense limitations would have been 1.98%, 2.75%, 2.75% and 1.90%, respectively, for the period ended December 31, 1994.

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the OTrustO), and is registered under the Investment Company Act of 1940, as amended, (the O1940 ActO) as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a OFundO).

The  Fund  offers  Class  A,  Class B, Class C and  Class  Y  shares.  The  Fund commenced  its  public  offering  of  Class  A,  Class  B  and  Class  C  shares on July 7, 1994. Class Y shares commenced operations November 15, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are
subject   to   a   contingent  deferred  sales  charge  if  those   shares   are
redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any other class of shares, but they do pay a higher ongoing
distribution  fee  than  Class  A  shares.  Class  Y  shares  do   not   pay   a
front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a  minimum  of  $1,000,000  to  invest. Expenses of  the  Fund  are  borne  pro-
rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class
only   with  respect  to  its  own  Rule  12b-1  plan.  Shares  of  each   class
would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The   preparation   of  financial  statements  in  accordance   with   generally
accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.SECURITY   VALUATION.Equity  securities   are   valued   on   the   basis   of
valuations  furnished  by  a  pricing  service,  authorized  by  the  Board   of
Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the
NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less
than   sixty   days   are   stated  at  amortized   cost,   which   approximates
value.

December 31, 1995


B.SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME.Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C.FOREIGN   CURRENCY  TRANSLATION.The  books  and  records  of  the   Fund   are
maintained   in   U.S.  dollars.  The  value  of  securities,   currencies   and
other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the FundOs books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
foreign  exchange  gains  and  losses  arise  from  changes  in  the  value   of
assets and liabilities at fiscal year end, resulting from changes in the exchange rate.

FORWARD   FOREIGN   CURRENCY  CONTRACTS.The  Fund  may  use   foreign   currency
contracts   to   facilitate   transactions  in   foreign   securities   and   to
manage the FundOs currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the FundOs investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the FundOs Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption OForward Currency Contracts
Outstanding.O   This   amount  represents  the  aggregate   exposure   to   each
currency   the   Fund   has  acquired  or  hedged  through  currency   contracts
outstanding at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contractsO terms.

All    contracts    are    Omarked-to-marketO   daily    at    the    applicable
translation   rates  and  any  gains  or  losses  are  recorded  for   financial
statement purposes as unrealized until settlement date. Risks

December 31, 1995


may   arise   upon   entering   into   these  contracts   from   the   potential
inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

D.FEDERAL INCOME TAXES.The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

E.DIVIDENDS     AND     DISTRIBUTIONS     TO     SHAREHOLDERS.Dividends      and
distributions   are   recorded  on  the  ex-dividend  date.   The   timing   and
characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassification to capital accounts.

F.REPURCHASE AGREEMENTS.The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the FundOs policy that the market value of the collateral be at least equal to 100% of the repurchase price. Each adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolioOs ability to dispose of the underlying securities.

G.ORGANIZATION EXPENSE.Costs incurred in fiscal 1994 in connection with the FundOs organization and registration, amounting to approximately $165,000 in the aggregate, were paid by the Fund and are being amortized by the Fund over 60 months.

2.PURCHASES   AND   SALES  OF  SECURITIES  (excluding  short-term   investments)
for   the   Fund  for  the  year  ended  December  31,  1995  were  $621,722,546 and $411,620,163, respectively.

December 31, 1995

Transactions in forward currency contracts for the Star Advisers Fund for the year ended December 31, 1995 are summarized as follows:

                                                    SALES OF
                                                   CONTRACTS
                                                 -----------
                                             AGGREGATED FACE
                                          VALUE OF CONTRACTS
          Open at December 31, 1994               $5,222,139
          Contracts opened                        51,794,935
          Contracts closed                      (46,455,242)
                                                ------------
          Open at December 31, 1995              $10,561,832
                                               =============


3A.MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.The Fund pays management fees to its adviser, New England Investment Companies, L.P. (the OAdviserO) at the annual rate of 1.05% of the FundOs average daily net assets. The Adviser pays the FundOs four investment Subadvisers, Berger Associates, Inc., Founders Asset Management, Inc., Janus Capital Corporation and Loomis, Sayles & Company, L.P. (the
OSubadvisersO) at the rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that Subadviser manages and 0.50% of such assets in excess of $50 million. Certain officers and directors of the Adviser and Loomis, Sayles are also officers or trustees of the Fund. Loomis, Sayles is a wholly owned subsidiary of the Adviser, which is a majority owned subsidiary of New England Mutual Life Insurance Company. Fees retained by the Adviser and paid to each Subadviser under the management agreement in effect during the year ended December 31, 1995 are as follows:


     FEES EARNED
      ----------
      $1,785,925    New England Investment Companies, L.P.
         438,676    Berger Associates, Inc.
         474,560    Founders Asset Management, Inc.
         466,726    Janus Capital Corporation
         433,843    Loomis, Sayles & Company, L.P.
      ----------
      $3,599,730
      ==========

Effective   January  1,  1996,  New  England  Funds  Management,   L.P.   became
the   adviser  for  the  Fund  with  the  aforementioned  subadvisers  remaining in that role.

B.ACCOUNTING AND ADMINISTRATIVE EXPENSE.New England Funds, L.P. (ONew England FundsO), the FundOs distributor, is a wholly owned subsidiary of the Manager and performs certain accounting and administrative services for the Fund. The Fund reimburses New

December 31, 1995

England Funds for all or part of New England FundsO expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.
For   the   year   ended   December  31,  1995,  these  expenses   amounted   to
$53,185 and are shown separately in the financial statements as Accounting and administrative.

C.TRANSFER AGENT FEES.New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $661,230 as compensation for its services in that capacity.

D.SERVICE  AND  DISTRIBUTION  FEES.Pursuant  to  Rule  12b-1  under   the   1940
Act,  the  Trust  has  adopted  a  Service Plan relating  to  the  FundOs  Class
A shares (the OClass A PlanO) and Service and Distribution Plans relating to the FundOs Class B and Class C shares (the OClass B and Class C PlansO)

Under   the   Class  A  Plan,  the  Fund  pays  New  England  Funds  a   monthly
service  fee  at  the  annual  rate of up to 0.25%  of  the  average  daily  net assets  attributable  to  the  FundOs  Class  A  shares,  as  reimbursement  for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December
31,  1995,  the  Fund  paid  New  England  Funds  $404,530  in  fees  under  the
Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the FundOs Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New
England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995 the Fund paid New England Funds $364,619 and $81,994 in service fees under the Class B and Class C Plans respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the FundOs Class B and
Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of

December 31, 1995

Class  B  and  Class  C  shares.  For the year  ended  December  31,  1995,  the
Fund   paid   New   England  Funds  $1,093,857  and  $245,983  in   distribution
fees under the Class B and Class C plans, respectively.

Commissions   (including   contingent   deferred   sales   charges)   on    Fund
shares  paid  to  New  England  Funds  by  investors  in  shares  of  the   Fund
during the year ended December 31, 1995 amounted to $3,301,796.

E.TRUSTEES FEES AND EXPENSES.The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis, Sayles, New England Funds, New England Investment
Companies or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                    $2,400
          Meeting Fee                        $125/meeting
          Committee Meeting Fee              $75/meeting
          Committee Chairman Retainer        $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

5.CAPITAL SHARE TRANSACTIONS.At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                           FOR PERIOD ENDED
                   JULY 7, 1994 (A) THROUGH                 YEAR ENDED
                          DECEMBER 31, 1994          DECEMBER 31, 1995
                     ----------------------     ----------------------
CLASS A                 SHARES       AMOUNT        SHARES       AMOUNT
---------            ---------    ---------      --------    ---------
Shares sold          7,055,843  $91,678,940     7,642,009 $114,044,926
Shares issued in
connection with
the reinvestment of:
Distributions from
net investment
income                  22,963      302,422             0            0
                     ---------    ---------      --------    ---------
Distributions
from net realized
gain                         0            0       699,829   11,487,826
                     ---------    ---------      --------    ---------
                     7,078,806   91,981,362     8,341,838  125,532,752
Shares repurchased   (194,900)  (2,569,369)   (1,903,090) (29,310,909)
                     ---------  -----------   ----------- ------------
Net increase         6,883,906  $89,411,993     6,438,748  $96,221,843
                     =========  ===========   ===========  ===========

NOTES TO FINANCIAL STATEMENTS-CONTINUED
December 31, 1995


                           FOR PERIOD ENDED
                   JULY 7, 1994 (A) THROUGH                 YEAR ENDED
                          DECEMBER 31, 1994          DECEMBER 31, 1995
                     ----------------------     ----------------------
CLASS B                 SHARES       AMOUNT        SHARES       AMOUNT
---------            ---------    ---------      --------    ---------
Shares sold          5,594,561  $72,768,453     7,922,819 $119,214,783
Shares issued in
connection with
the reinvestment of:
Distributions from
net investment
income                   7,373       97,026             0            0
Distributions from
net realized
gain                         0            0       669,488   10,909,794
                     ---------    ---------      --------    ---------
                     5,601,934   72,865,479     8,592,307  130,124,577
Shares repurchased    (93,876)  (1,217,228)     (872,820) (13,578,971)
                     ---------    ---------      --------    ---------
Net increase         5,508,058  $71,648,251     7,719,487 $116,545,606
                     =========  ===========    ==========  ===========


                           FOR PERIOD ENDED
                   JULY 7, 1994 (A) THROUGH                 YEAR ENDED
                          DECEMBER 31, 1994          DECEMBER 31, 1995
                     ----------------------     ----------------------
CLASS C                 SHARES       AMOUNT        SHARES       AMOUNT
---------            ---------    ---------      --------    ---------
Shares sold          1,579,105  $20,467,118     1,635,044  $24,683,156
Shares issued in
connection with
the reinvestment of:
Distributions from
net investment
income                   1,572       20,688             0            0
Distributions from
net realized
gain                         0            0       141,224    2,303,183
                     ---------    ---------      --------    ---------
                     1,580,677   20,487,806     1,776,268   26,986,339
Shares repurchased    (62,704)    (827,121)     (550,549)  (8,352,576)
                     ---------    ---------      --------    ---------
Net increase         1,517,973  $19,660,685     1,225,719  $18,633,763
                     =========  ===========    ==========  ===========


NOTES TO FINANCIAL STATEMENTS-CONTINUED
December 31, 1995


                           FOR PERIOD ENDED
                   JULY 7, 1994 (A) THROUGH                 YEAR ENDED
                          DECEMBER 31, 1994          DECEMBER 31, 1995
                     ----------------------     ----------------------
CLASS Y                 SHARES       AMOUNT        SHARES       AMOUNT
---------            ---------    ---------      --------    ---------
Shares sold             14,720     $200,196       316,907   $4,921,298
Shares issued in
connection with
the reinvestment of:
Distributions from
net investment
 income                     64          839             0            0
Distributions from
net realized
gain                         0            0        13,920      228,884
                     ---------    ---------      --------    ---------
                        14,784      201,035       330,827    5,150,182
Shares repurchased         (2)         (26)      (14,699)    (229,909)
                     ---------    ---------      --------    ---------
Net increase            14,782    $0201,009       316,128   $4,920,273
                     ---------    ---------      --------    ---------
Increase derived
from capital
shares transactions 13,924,719 $180,921,938    15,700,082 $236,321,485
                     =========  ===========    ==========  ===========

[FN]
(a)Commencement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of NEW ENGLAND STAR ADVISERS
FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
New  England  Star  Advisers  Fund  (the  OFundO)  at  December  31,  1995,  the
results  of  its  operations  for  the year  then  ended,  the  changes  in  its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as Ofinancial statementsO) are the responsibility of the FundOs management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a
test   basis,   evidence  supporting  the  amounts  and   disclosures   in   the
financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996

SHAREHOLDER MEETING
(unaudited)


At a special shareholdersO meeting held on December 28, 1995, shareholders of the Star Advisers Fund voted for the following proposals:

                                                 VOTED     ABSTAINED
                              VOTED FOR        AGAINST         VOTES
                             ----------      ---------      --------
1.                      To approve new
  investment advisory
  arrangement to be
  effective upon the
  merger of New
  England Mutual
  Life Insurance
  Company into
  Metropolitan Life
  Insurance Company,
  such arrangement to
  be substantially
  identical to the
  investment advisory
  arrangements in effect
  for the Fund
  immediately prior
  to such merger.        13,781,194.749    212,826.865   398,053.947
                         ==============    ===========   ===========
2.                    To approve a new
  Advisory Agreement
  between the Fund and
  New England Funds
  Management, L.P.
  (ONEFMO); and          13,661,604.363    292,334.813   437,505.385
                         ==============    ===========   ===========
3.                 To approve separate
  Sub-Advisory
  Agreements
  between NEFM and
  the FundOs four
  current sub-advisers.  13,616,433.649    299.587.442   475,423.470
                         ==============    ===========   ===========

SHAREHOLDER MEETING (CONTINUED)
                                       BROKER
                                       NON-VOTES         TOTAL VOTES
                                       ---------         -----------


















                                                      14,392,075.561






                                         631.000      14,392,075.561
                                        ========





                                         631.000      14,392,075.561
                                         =======

REGULAR INVESTING PAYS

FIVE GOOD REASONS TO INVEST REGULARLY
1.   ItOs an easy way to build assets
2.   ItOs convenient and effortless
3.   It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.   It can help you benefit from the ups and downs of the market
     With Investment Builder, New England FundsO automatic investment program, you can invest as little as $50 a month in your New England Fund automatically - without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follow:]

Monthly investments of $50

Years                          Growth of Monthly Investments
0                                                         $0
5                                                     $3,661
10                                                    $9,040
15                                                   $16,943
20                                                   $28,555
25                                                   $45,618

Monthly investments of $100

Years                          Growth of Monthly Investments
0                                                         $0
5                                                     $7,322
10                                                   $18,079
15                                                   $33,886
20                                                   $57,111
25                                                   $91,236
Monthly investments of $200

Years                          Growth of Monthly Investments
0                                                         $0
5                                                    $14,643
10                                                   $36,158
15                                                   $67,772
20                                                  $114,222
25                                                  $182,472
Monthly investments of $500

Years                          Growth of Monthly Investments
0                                                         $0
5                                                    $36,608
10                                                   $90,396
15                                                  $169,429
20                                                  $285,555
25                                                  $456,181
For   illustrative   purposes   only.  These  figures   represent   hypothetical
accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New
England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

INFORMATION ON CALL
YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT
Do you like to keep on top of your New England Funds but canOt always call us during regular business hours? With Tele#Facts, New England FundsO 24-hours a day automated telephone system, you can call us any time thatOs convenient for you - day or night!
By calling 1-800-346-5984 from any Touch-Tone(R) telephone, you can:
- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:
1.YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number
2.THE FUND NUMBER - two- or three-digit number listed on the Tele#Facts wallet card
3.FUNCTION NUMBER - listed on the Tele#Facts wallet card
4.ACCOUNT NUMBER - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think youOll enjoy this easy-to-use and convenient service from New England Funds!

SAVING FOR RETIREMENT

AN EARLY START CAN MAKE A BIG DIFFERENCE

With todayOs lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way youOve dreamed of will require considerable financial resources. While itOs never too late to start a retirement savings program, itOs certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer - for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg?
For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins at age 30 for 10 years:
Age                Growth of Investments
30                                $2,000
35                               $15,431
40                               $35,062
45                               $90,943
55                              $146,464
60                              $235,882
65                              $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                Growth of Investments
40                                $2,000
45                               $15,431
50                               $37,062
55                               $71,899
60                              $128,005
65                              $216,364

Assumes   10%   hypothetical  appreciation.  For  illustrative   purposes   only
and not indicative of future performance of any New England Fund.

Investor  A  invested  $20,000,  less  than  half  of  investor  BOs  commitment
- and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? ItOs all thanks to an early start.

New   England   Funds   has   prepared  a  number  of   informative   retirement
planning   guides.   Call   your  financial  representative   or   New   England
Funds today, and ask for the guide that best fits your personal needs.

NEW ENGLAND FUNDS

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund

                              GROWTH FUND

                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                         - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

Bulk Rate
U.S. Postage
Paid
Brockton, MA
Permit No. 770

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

399 Boylston Street
Boston, Massachusetts
02116

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QUALITY
TESTED SERVICE
1996
DALBAR
HONORS COMMITMENT TO:
INVESTORS

CA56

[RECYCLE LOGO] PRINTED ON RECYCLED PAPER

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to the financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, and similar graphic symbols are omitted.

(7)  Page numbering is different.